Condensed Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012
Net sales	$ 203,785	$ 65,622	$ 297,351	$ 92,308	$ 566,508	$ 193,505
Cost of sales	183,695	55,735	245,595	63,888	342,659	183,889
Gross profit	20,090	9,887	51,756	28,420	223,849	9,616
Operating Expenses
General and administrative expenses	996,240	228,453	1,619,829	416,500	1,440,255	548,049
Foreign exchange	12,389	3,926	21,808	2,440	23,771	3,133
Total operating expenses	1,008,629	232,379	1,641,637	418,940	1,464,026	551,182
Operating loss	(988,539)	(222,492)	(1,589,881)	(390,520)	(1,240,177)	(541,566)
Other income (expense)
Interest	(12,835)	(7,953)	(30,080)	(10,699)	(34,853)	(4,176)
Finance charges	(96,912)	(9,149)	(121,761)	(11,479)	(57,985)	(5,150)
Derivative expense	(115,000)	0	(115,000)	0
Loss on extinguishment of debt	(485,704)	0	(485,704)	0
Change in fair value of derivative liability	(338,300)	0	(338,300)	0
Miscellaneous income	4	0	6	18	19	408
Total other income (expense)	(1,048,747)	(17,102)	(1,090,839)	(22,160)	(92,819)	(8,918)
Net loss	(2,037,286)	(239,594)	(2,680,720)	(412,680)	(1,332,996)	(550,484)
Basic and diluted net loss per share	$ (0.07)	$ (0.02)	$ (0.10)	$ (0.03)	$ (0.07)	$ (0.06)
Other comprehensive income (expense)
Foreign currency translation adjustments, net of tax	0	(290)	0	(4,185)	3,227	(12,879)
Comprehensive loss	$ (2,037,286)	$ (239,884)	$ (2,680,720)	$ (416,865)	$ (1,329,769)	$ (563,363)
Weighted average shares used in computing basic and diluted net loss per share	31,063,239	13,377,704	30,021,276	13,201,269	20,363,483	9,702,823